Commitment and Contingencies - Narrative (Details) $ in Thousands	12 Months Ended	44 Months Ended	50 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Apr. 22, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Guaranty amount				$ 5,000
Amounts paid under the guaranty		$ 0	$ 0
Interest paid under the guaranty		0	0
Principal outstanding under the guaranty	$ 0	0	$ 0
Asset acquisition, number of agreements | agreement	2
Minimum
Other Commitments [Line Items]
License agreement, buy-out fee		125,000
Maximum
Other Commitments [Line Items]
License agreement, buy-out fee		$ 500,000